Judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 677,150	R$ 677,530
Judicial Deposits For Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	262,019	290,696
Judicial Deposits For Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	58,532	54,954
Judicial Deposits For Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	254,927	239,093
Judicial Deposits For Online Attachment [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 101,672	R$ 92,787